March 26, 2007	Mark C. Amorosi
D 202.778.9351
F 202.778.9100
mamorosi@klng.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The 787 Fund, Inc. – Notification of Registration on Form N-8A and Initial Registration Statement on Form N-1A

Dear Sir or Madam:

Please find enclosed for filing on behalf of The 787 Fund, Inc. (the “Company”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, the Company’s Notification of Registration on Form N-8A under the 1940 Act and the Company’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the Company’s offices.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Arthur J. Brown at (202) 778-9046 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Patricia Louie
AXA Equitable Life Insurance Company